                       SUPPLEMENT DATED JUNE 30, 2010 TO

                       PROSPECTUS DATED MAY 1, 2010 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On April 26, 2010, the Board of Trustees (the "Board") of Eaton Vance Variable Trust voted to liquidate and terminate the Eaton Vance VT Worldwide Health Sciences Fund (the "Portfolio") after a determination that continuation of the Portfolio is not in the best interest of the Portfolio or its shareholders.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON SEPTEMBER 17, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON SEPTEMBER 17, 2010 TO THE GE INVESTMENTS FUNDS, INC.--MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to September 17, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS

                                                                                      ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE            AS APPLICABLE)
                   ------------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES I SHARES (FORMERLY,
(INVESCO VARIABLE  AIM V.I. CAPITAL APPRECIATION
INSURANCE FUNDS)   FUND -- SERIES I SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.    Invesco Advisers, Inc.
                   SERIES I SHARES (FORMERLY, AIM V.I.
                   CORE EQUITY FUND -- SERIES I
                   SHARES)
                   ------------------------------------------------------------------------------------------------
                   INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.    Invesco Advisers, Inc.
                   FUND -- SERIES II SHARES (FORMERLY,
                   AIM V.I. INTERNATIONAL GROWTH
                   FUND -- SERIES II SHARES)
                   ------------------------------------------------------------------------------------------------

40725 SUPPC 06/30/10

                                                                                                  ADVISER (AND SUB-ADVISER(S),
                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                  AS APPLICABLE)
                         --------------------------------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.           Seeks capital growth and income      Invesco Advisers, Inc.
                         COMSTOCK FUND -- SERIES II        through investments in equity
                         SHARES (FORMERLY, COMSTOCK        securities, including common
                         PORTFOLIO -- CLASS II SHARES)     stocks, preferred stocks and
                                                           securities convertible into common
                                                           and preferred stocks.
                         --------------------------------------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.           Seeks both capital appreciation and  Invesco Advisers, Inc.
                         EQUITY AND INCOME FUND --         current income.
                         SERIES II SHARES (FORMERLY,
                         EQUITY AND INCOME PORTFOLIO --
                         CLASS II SHARES)
                         --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return       AllianceBernstein, L.P.
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.        CLASS B                           determination of reasonable risk.
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL          Long-term growth of capital.         AllianceBernstein, L.P.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.         AllianceBernstein, L.P.
                         INCOME PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL   Long-term growth of capital.         AllianceBernstein, L.P.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.         AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP       Long-term growth of capital.         AllianceBernstein, L.P.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --   Pursues long-term total return       American Century Investment
VARIABLE PORTFOLIOS II,  CLASS II                          using a strategy that seeks to       Management, Inc.
INC.                                                       protect against U.S. inflation.
                         --------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.        Seeks capital appreciation, and      BlackRock Advisors, LLC
SERIES FUNDS, INC.       FUND -- CLASS III SHARES          secondarily, income.                 (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                         --------------------------------------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.  Seeks high total investment return.  BlackRock Advisors, LLC
                         FUND -- CLASS III SHARES                                               (subadvised by BlackRock
                                                                                                Investment Management, LLC and
                                                                                                BlackRock Asset Management U.K.
                                                                                                Limited)
                         --------------------------------------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES     Seeks long-term capital growth.      BlackRock Advisors, LLC
                         V.I. FUND -- CLASS III SHARES                                          (subadvised by BlackRock
                                                                                                Investment Management, LLC)
                         --------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA MARSICO GROWTH FUND,     The fund seeks long-term growth of   Columbia Management Investment
VARIABLE INSURANCE       VARIABLE SERIES -- CLASS A        capital.                             Advisers, LLC (subadvised by
TRUST I                                                                                         Marsico Capital Management, LLC)
                         --------------------------------------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL    The fund seeks long-term growth of   Columbia Management Investment
                         OPPORTUNITIES FUND, VARIABLE      capital.                             Advisers, LLC (subadvised by
                         SERIES -- CLASS B                                                      Marsico Capital Management, LLC)
                         --------------------------------------------------------------------------------------------------------
EATON VANCE              VT FLOATING-RATE INCOME FUND      To provide a high level of current   Eaton Vance Management
VARIABLE TRUST                                             income.
                         --------------------------------------------------------------------------------------------------------

                                                                                              ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                   AS APPLICABLE)
                      --------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE    EVERGREEN VA OMEGA FUND --      Seeks long-term capital growth.      Evergreen Investment Management
ANNUITY TRUST         CLASS 2/1/                                                           Company, LLC
                      --------------------------------------------------------------------------------------------------------
FEDERATED             FEDERATED HIGH INCOME BOND      Seeks high current income by         Federated Investment Management
INSURANCE SERIES      FUND II -- SERVICE SHARES       investing in lower-rated corporate   Company
                                                      debt obligations, commonly referred
                                                      to as "junk bonds."
                      --------------------------------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --   Seeks capital appreciation.          Federated Equity Management
                      SERVICE SHARES                                                       Company of Pennsylvania
                                                                                           (subadvised by Federated Global
                                                                                           Investment Management Corp.)
                      --------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO --       Seeks income and capital growth      Fidelity Management & Research
INSURANCE PRODUCTS    SERVICE CLASS 2                 consistent with reasonable risk.     Company (FMR) (subadvised by
FUND                                                                                       Fidelity Investments Money
                                                                                           Management, Inc. (FIMM), FMR
                                                                                           Co., Inc. (FMRC), Fidelity
                                                                                           Research & Analysis Company
                                                                                           (FRAC), Fidelity Management &
                                                                                           Research (U.K.) Inc. (FMR U.K.),
                                                                                           Fidelity International Investment
                                                                                           Advisors (FIIA), Fidelity
                                                                                           International Investment Advisors
                                                                                           (U.K.) Limited (FIIA(U.K.)L), and
                                                                                           Fidelity Investments Japan Limited
                                                                                           (FIJ))
                      --------------------------------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --  Seeks long-term capital              FMR (subadvised by FMRC, FRAC,
                      SERVICE CLASS 2                 appreciation.                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL             Seeks capital appreciation.          FMR (subadvised by FMRC, FRAC,
                      APPRECIATION PORTFOLIO --                                            FMR U.K., FIIA, FIIA(U.K.)L, and
                      SERVICE CLASS 2                                                      FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --  Seeks reasonable income. The fund    FMR (subadvised by FMRC, FRAC,
                      SERVICE CLASS 2                 will also consider the potential     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                      for capital appreciation. The        FIJ)
                                                      fund's goal is to achieve a yield
                                                      which exceeds the composite yield
                                                      on the securities comprising the
                                                      Standard & Poors 500/SM/ Index (S&P
                                                      500(R)).
                      --------------------------------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO --         Seeks to achieve capital             FMR (subadvised by FMRC, FRAC,
                      SERVICE CLASS 2                 appreciation.                        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                           FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP GROWTH & INCOME PORTFOLIO   Seeks high total return through a    FMR (subadvised by FMRC, FRAC,
                      -- SERVICE CLASS 2              combination of current income and    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                      capital appreciation.                FIJ)
                      --------------------------------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND       Seeks as high a level of current     FMR (subadvised by FIMM, FRAC,
                      PORTFOLIO -- SERVICE CLASS 2    income as is consistent with the     FIIA and FIIA(U.K.)L)
                                                      preservation of capital.
                      --------------------------------------------------------------------------------------------------------

                    /1/ Effective July 16, 2010, the Evergreen VA Omega Fund --
                        Class II will be reorganized into the following fund:

                                                                                  ADVISER (AND SUB-ADVISER(S),
                SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                AS APPLICABLE)
                -------------------------------------------------------------------------------------------------
WELLS FARGO     WELLS FARGO ADVANTAGE VT      The fund seeks long-term capital  Wells Fargo Funds Management,
VARIABLE TRUST  OMEGA GROWTH FUND -- CLASS 2  appreciation.                     LLC (subadvised by Wells Capital
                                                                                Management Incorporated)
                -------------------------------------------------------------------------------------------------

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.   FMR (subadvised by FMRC, FRAC,
                    SERVICE CLASS 2                                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                    ----------------------------------------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.          FMR (subadvised by FMRC, FRAC,
                    SERVICE CLASS 2                                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                    ----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with     Franklin Mutual Advisers, LLC
VARIABLE INSURANCE  CLASS 2 SHARES                     income as a secondary goal. The
PRODUCTS TRUST                                         fund normally invests primarily in
                                                       U.S. and foreign equity securities
                                                       that the manager believes are
                                                       undervalued. The fund also invests,
                                                       to a lesser extent, in risk
                                                       arbitrage securities and distressed
                                                       companies.
                    ----------------------------------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The  Templeton Global Advisors Limited
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies
                                                       located anywhere in the world,
                                                       including those in the U.S. and in
                                                       emerging markets.
                    ----------------------------------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital    GE Asset Management Incorporated
FUNDS, INC.         CLASS 1 SHARES                     and future income.

                    ----------------------------------------------------------------------------------------------------------
                    MONEY MARKET FUND/1/               Seeks a high level of current        GE Asset Management Incorporated
                                                       income consistent with the
                                                       preservation of capital and
                                                       maintenance of liquidity.
                    ----------------------------------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through   GE Asset Management Incorporated
                    CLASS 1 SHARES                     current income and capital           (subadvised by Urdang Securities
                                                       appreciation.                        Management, Inc.)
                    ----------------------------------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.   GE Asset Management Incorporated
                    SHARES                                                                  (subadvised by Palisade Capital
                                                                                            Management, L.L.C., Champlain
                                                                                            Investment Partners, LLC,
                                                                                            GlobeFlex Capital, LP and
                                                                                            SouthernSun Asset Management,
                                                                                            Inc.)
                    ----------------------------------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 3       Seeks the highest total return,      GE Asset Management Incorporated
                    SHARES                             composed of current income and       (subadvised by Urdang Securities
                                                       capital appreciation, as is          Management, Inc. and Palisade
                                                       consistent with prudent investment   Capital Management, L.L.C.)
                                                       risk.
                    ----------------------------------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.   GE Asset Management Incorporated
                    SHARES
                    ----------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   GENWORTH CALAMOS GROWTH            The fund's investment objective is   Genworth Financial Wealth
INSURANCE TRUST     FUND -- SERVICE SHARES             long-term capital growth.            Management, Inc. (subadvised by
                                                                                            Calamos Advisors LLC)
                    ----------------------------------------------------------------------------------------------------------
                    GENWORTH COLUMBIA MID CAP          The fund's investment objective is   Genworth Financial Wealth
                    VALUE FUND -- SERVICE SHARES       long-term capital appreciation.      Management, Inc. (subadvised by
                                                                                            Columbia Management Advisors,
                                                                                            LLC)
                    ----------------------------------------------------------------------------------------------------------
                    GENWORTH DAVIS NY VENTURE          The fund's investment objective is   Genworth Financial Wealth
                    FUND -- SERVICE SHARES             long-term growth of capital.         Management, Inc. (subadvised by
                                                                                            Davis Selected Advisers, L.P.)
                    ----------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                                ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP     The fund's investment objective is   Genworth Financial Wealth
                      VALUE FUND -- SERVICE SHARES       to seek total return.                Management, Inc. (subadvised by
                                                                                              Eaton Vance Management)
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL    The fund's investment objective is   Genworth Financial Wealth
                      INDEX FUND -- SERVICE SHARES       to outperform the Morgan Stanley     Management, Inc.
                                                         Capital International Europe,
                                                         Australasia and Far East Index
                                                         ("MSCI EAFE Index") while
                                                         maintaining a market level of risk.
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS             The fund's investment objective is   Genworth Financial Wealth
                      ENHANCED CORE BOND INDEX           to seek to outperform the total      Management, Inc. (subadvised by
                      FUND -- SERVICE SHARES (FORMERLY,  return performance of the Barclays   Goldman Sachs Asset
                      GENWORTH LEGG MASON WESTERN        Capital Aggregate Bond Index (the    Management, L.P.)
                      ASSET CORE PLUS BOND FUND)         "Bond Index") while maintaining a
                                                         risk level commensurate with the
                                                         Bond Index.
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                The fund's investment objective is   Genworth Financial Wealth
                      CLEARBRIDGE AGGRESSIVE GROWTH      to seek capital appreciation.        Management, Inc. (subadvised by
                      FUND -- SERVICE SHARES (FORMERLY,                                       ClearBridge Advisors, LLC)
                      GENWORTH LEGG MASON PARTNERS
                      AGGRESSIVE GROWTH FUND)
                      ---------------------------------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS          The fund's investment objective is   Genworth Financial Wealth
                      FUND -- SERVICE SHARES             to seek total return which exceeds   Management, Inc. (subadvised by
                                                         that of the S&P 500 Index.           Pacific Investment Management
                                                                                              Company LLC)
                      ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO --              Seeks long-term capital growth,      Janus Capital Management LLC
                      SERVICE SHARES                     consistent with preservation of
                                                         capital and balanced by current
                                                         income.
                      ---------------------------------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that  Janus Capital Management LLC seeks long-term growth of capital.
                      ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is   Massachusetts Financial Services
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES     to seek capital appreciation.        Company
                      ---------------------------------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is   Massachusetts Financial Services
                      SERVICE CLASS SHARES               to seek total return.                Company
                      ---------------------------------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES --         The fund's investment objective is   Massachusetts Financial Services
                      SERVICE CLASS SHARES               to seek total return.                Company
                      ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED FUND/VA       Seeks a high total investment        OppenheimerFunds, Inc.
ACCOUNT FUNDS         -- SERVICE SHARES                  return, which includes current
                                                         income and capital appreciation in
                                                         the value of its shares.
                      ---------------------------------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                Seeks capital appreciation by        OppenheimerFunds, Inc.
                      APPRECIATION FUND/VA --            investing in securities of
                      SERVICE SHARES                     well-known, established companies.
                      ---------------------------------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES      Seeks long-term capital              OppenheimerFunds, Inc.
                      FUND/VA -- SERVICE SHARES          appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations
                                                         that are considered to have
                                                         appreciation possibilities.
                      ---------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                              ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE                 AS APPLICABLE)
                       -------------------------------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET            Seeks high total return.         OppenheimerFunds, Inc.
                       FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL      Seeks capital appreciation.      OppenheimerFunds, Inc.
                       CAP FUND/VA -- SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return        Pacific Investment Management
INSURANCE TRUST        CLASS SHARES                       consistent with preservation of  Company LLC
                                                          real capital and prudent
                                                          investment management.
                       -------------------------------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,      Pacific Investment Management
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of  Company LLC
                                                          capital and prudent investment
                                                          management. Invests at least
                                                          80% of its assets in a
                                                          diversified portfolio of high
                                                          yield securities ("junk bonds")
                                                          rated below investment grade
                                                          but rated at least Caa by
                                                          Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to
                                                          be of comparable quality,
                                                          subject to a maximum of 5% of
                                                          its total assets in securities
                                                          rated Caa by Moody's or CCC by
                                                          S&P, or, if unrated, determined
                                                          by PIMCO to be of comparable
                                                          quality.
                       -------------------------------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,      Pacific Investment Management
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of  Company LLC
                       SHARES                             capital and prudent investment
                                                          management.
                       -------------------------------------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,      Pacific Investment Management
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of  Company LLC
                                                          capital and prudent investment
                                                          management.
                       -------------------------------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,      Pacific Investment Management
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of  Company LLC
                                                          capital and prudent investment
                                                          management.
                       -------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of        Prudential Investments LLC
FUND                   SHARES                             capital.                         (subadvised by Jennison Associates
                                                                                           LLC)
                       -------------------------------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of        Prudential Investments LLC
                       CLASS II SHARES                    capital.                         (subadvised by Jennison Associates
                                                                                           LLC)
                       -------------------------------------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of        Prudential Investments LLC
                       CLASS II SHARES                    capital.                         (subadvised by Jennison Associates
                                                                                           LLC)
                       -------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                                ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                   AS APPLICABLE)
                       ---------------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. CAPITAL   Seeks capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS        GROWTH FUND -- SERIES II SHARES
(INVESCO VARIABLE      (FORMERLY, CAPITAL GROWTH
INSURANCE FUNDS)       PORTFOLIO -- CLASS II SHARES)
                       ---------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE   Seeks to provide a high level of     Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER             current income. Long-term capital    LLC (subadvised by ClearBridge
                       PORTFOLIO -- CLASS II (FORMERLY,  appreciation will be its secondary   Advisors, LLC)
                       LEGG MASON PARTNERS VARIABLE      objective. This objective may be
                       CAPITAL AND INCOME PORTFOLIO --   changed without shareholder
                       CLASS II)                         approval.
                       ---------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                 AS APPLICABLE)
                       -------------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. BASIC VALUE FUND --    Long-term growth of capital.     Invesco Advisers, Inc.
INSURANCE FUNDS        SERIES II SHARES (FORMERLY, AIM
(INVESCO VARIABLE      V.I. BASIC VALUE FUND -- SERIES II
INSURANCE FUNDS)       SHARES)
                       -------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.  BlackRock Advisors, LLC
SERIES FUNDS, INC.     FUND -- CLASS III SHARES                                             (subadvised by BlackRock
                                                                                            Investment Management, LLC)
                       -------------------------------------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES       Seeks maximum income consistent  GE Asset Management Incorporated
FUNDS, INC.                                                with prudent investment
                                                           management and the preservation
                                                           of capital.
                       -------------------------------------------------------------------------------------------------------
                       MID-CAP EQUITY FUND -- CLASS 1      Seeks long-term growth of        GE Asset Management Incorporated
                       SHARES/1/                           capital and future income.
                       -------------------------------------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY FUND --       Seeks long-term growth of        GE Asset Management Incorporated
                       CLASS 1 SHARES                      capital and future income
                                                           rather than current income.
                       -------------------------------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/2/            Seeks growth of capital and      GE Asset Management Incorporated
                                                           accumulation of income that      (subadvised by SSgA Funds
                                                           corresponds to the investment    Management, Inc.)
                                                           return of S&P's 500 Composite
                                                           Stock Index.
                       -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation.      Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --      This objective may be changed    LLC (subadvised by ClearBridge
                       CLASS II (FORMERLY, LEGG MASON      without shareholder approval.    Advisors, LLC)
                       PARTNERS VARIABLE AGGRESSIVE
                       GROWTH PORTFOLIO -- CLASS II)
                       -------------------------------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth   Legg Mason Partners Fund Advisor,
                       FUNDAMENTAL ALL CAP VALUE           with income as a secondary       LLC (subadvised by ClearBridge
                       PORTFOLIO -- CLASS I (FORMERLY,     consideration. This objective    Advisors, LLC)
                       LEGG MASON CLEARBRIDGE VARIABLE     may be changed without
                       FUNDAMENTAL VALUE PORTFOLIO --      shareholder approval.
                       CLASS I)
                       -------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective  Massachusetts Financial Services
INSURANCE TRUST        SERVICE CLASS SHARES                is to seek capital appreciation. Company
                       -------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP        Seeks capital appreciation by    OppenheimerFunds, Inc.
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE           investing in "growth type"
                       SHARES (FORMERLY, OPPENHEIMER       companies.
                       MIDCAP FUND/VA -- SERVICE
                       SHARES)
                       -------------------------------------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                                ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    -----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES FUND --     Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE  CLASS 2 SHARES                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities.
                    -----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING FUNDS  Seeks capital appreciation, with   Franklin Templeton Services, LLC
                    ALLOCATION FUND -- CLASS 2 SHARES      income as a secondary goal. The    (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    -----------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

The Eaton Vance VT Worldwide Health Sciences Fund is currently the most expensive Portfolio available under your contract. Effective September 18, 2010, as a result of the liquidation and termination of the Portfolio,
(1) please replace the "Maximum" under "Annual Portfolio Expenses" in the Fee Tables section of your variable annuity prospectus with 2.34% and (2) please replace the "Examples" section of your variable annuity prospectus with the following:

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,208      $2,559      $3,849       $7,095

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $568       $1,937      $3,329       $6,947

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $679       $2,053      $3,450       $7,095

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, or if the contract is a single Annuitant contract, the expense figures shown above would be lower.